Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total cost	$ 1,526,795	$ 1,640,744
Total accumulated depreciation	(730,263)	(679,758)
Property and equipment, net	796,532	960,986
Depreciation expense	115,031	111,638	$ 94,490
Land
Property, Plant and Equipment [Line Items]
Total cost	134,148	146,517
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	657,652	710,046
Equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 734,995	$ 784,181